ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 286,797	$ 284,576
Allowance for doubtful accounts	(34,259)	(25,691)
Accounts receivable, net	$ 252,538	$ 258,885